Shareholders' Equity - Schedule of Accumulated Other Comprehensive (Loss) Income (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accumulated Other Comprehensive (Loss) Income [Abstract]
Beginning Balance	$ (3,095,507)	$ (4,345,902)
Current-period other comprehensive income	693,977	1,265,061
Other comprehensive income attribute to noncontrolling interests	(92,349)	(14,666)	$ 78
Ending balance	$ (2,493,879)	$ (3,095,507)	$ (4,345,902)